MERGER TRANSACTION COSTS PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Merger Transaction Costs Payable
MERGER TRANSACTION COSTS PAYABLE

NOTE 5 - MERGER TRANSACTION COSTS PAYABLE

In connection with the business combination in December 2023, the Company entered into three agreements (together, the “Agreements”) with financial institutions, in which the Company agreed to pay a success fee in the aggregate amount of $4.25 million to the financial institutions in case the Company consummated certain acquisition(s). The success fees were to be paid in shares of the Company’s common stock and warrants during the 2024 fiscal year.

ASC 480 Distinguishing Liabilities From Equity requires liability classification for all instruments that embodies an unconditional obligation that the Company must or may settle by issuing a variable number of its equity shares, if, at inception, the monetary value of the obligation is based solely on a fixed monetary amount know at inception. As a result, the Company classified such liability in current liabilities as of December 31, 2023. In January 2024, the Company issued an aggregate number of 48,342 shares of common stock and 4,000 warrants in accordance with the Agreements in full settlement of the Company’s obligations to the three financial institutions. As of September 30, 2025 and December 31, 2024 the merger transaction costs payable were zero.

NOTE 7 - MERGER TRANSACTION COSTS PAYABLE

Merger transaction cost payable consist of the following as of December 31, 2024 and 2023, in thousand:

	December 31, 2024	December 31, 2023

Transaction costs payable in common stock	$—	$4,250
Total	$—	$4,250

In connection with the business combination, the Company entered into three agreements (the “Agreements”) with financial institutions, in which the Company agreed to pay a success fee in the aggregate amount of $4.25 million to the financial institutions in case the Company consummates the acquisition. The success fees were to be paid in shares of the Company’s common stock and warrants during the 2024 fiscal year.

ASC 480 Distinguishing Liabilities From Equity requires liability classification for all instruments that embodies an unconditional obligation that the Company must or may settle by issuing a variable number of its equity shares, if, at inception, the monetary value of the obligation is based solely on a fixed monetary amount know at inception. As a result, the Company classified such liability in current liabilities as of December 31, 2023. In January 2024, the Company issued an aggregate number of 48,342 shares of common stock and 4,000 warrants in full settlement of the merger transactions costs of $4.25 million which was payable to three financial institutions. Such liability was accrued for and reported under merger transaction costs payable in shares in the consolidated balance sheet at December 31, 2023.